VIRTUS KAR Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—94.1%
Communication Services—10.5%
Auto Trader Group plc	16,138,364	$ 160,215
Rightmove plc	15,273,392	122,717
		282,932

Consumer Discretionary—13.7%
Dream Finders Homes, Inc. Class A(1)	3,615,593	84,135
Fox Factory Holding Corp.(1)	961,746	29,112
Holley, Inc.(1)	5,745,070	17,350
Ollie’s Bargain Outlet Holdings, Inc.(1)	956,885	104,999
Revolve Group, Inc. Class A(1)	3,007,201	100,711
Smith Douglas Homes Corp. Class A(1)(2)	1,293,950	33,177
		369,484

Consumer Staples—1.0%
PriceSmart, Inc.	300,298	27,678
Financials—31.2%
FactSet Research Systems, Inc.	163,275	78,418
Goosehead Insurance, Inc. Class A(1)	1,293,115	138,648
Morningstar, Inc.	631,290	212,593
Ryan Specialty Holdings, Inc. Class A	1,966,687	126,183
ServisFirst Bancshares, Inc.	1,717,065	145,504
Triumph Financial, Inc.(1)(2)	1,572,659	142,923
		844,269

Health Care—3.5%
National Research Corp.(2)	2,008,009	35,421
U.S. Physical Therapy, Inc.	667,582	59,221
		94,642

Industrials—12.5%
AAON, Inc.	1,510,064	177,704
Enerpac Tool Group Corp. Class A(2)	3,151,438	129,493
Omega Flex, Inc.(2)	763,572	32,047
		339,244

Information Technology—21.7%
Appfolio, Inc. Class A(1)	322,548	79,579
Aspen Technology, Inc.(1)	269,468	67,267
Endava plc Sponsored ADR(1)	2,883,192	89,091
nCino, Inc.(1)	3,557,438	119,459
	Shares	Value

Information Technology—continued
Novanta, Inc.(1)	328,500	$ 50,185
NVE Corp.	158,690	12,922
Onestream, Inc. Class A(1)	2,972,801	84,784
SPS Commerce, Inc.(1)	455,090	83,732
		587,019

Total Common Stocks (Identified Cost $1,597,137)		2,545,268

Total Long-Term Investments—94.1% (Identified Cost $1,597,137)		2,545,268

Short-Term Investment—2.2%
Money Market Mutual Fund—2.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.360%)(3)	58,246,778	58,247
Total Short-Term Investment (Identified Cost $58,247)		58,247

TOTAL INVESTMENTS—96.3% (Identified Cost $1,655,384)		$2,603,515
Other assets and liabilities, net—3.7%		100,484
NET ASSETS—100.0%		$2,703,999

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Affiliated investment.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	86%
United Kingdom	14
Total	100%
† % of total investments as of December 31, 2024.
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$2,545,268	$2,545,268
Money Market Mutual Fund	58,247	58,247
Total Investments	$2,603,515	$2,603,515
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
See Notes to Schedule of Investments

VIRTUS KAR Small-Cap Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.
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